Fair Value Measurements of the Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Assets at Fair Value by Level
The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025 and 2024:

	Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies	$326,152,025	$—	$—	$326,152,025
Self-directed brokerage accounts	79,879,705	—	—	79,879,705
Ingersoll Rand Company Stock	35,848,530	—	—	35,848,530
Total assets in the fair value hierarchy	$441,880,260	$—	$—	$441,880,260
Investments measured at net asset fair value per share(1)				1,132,779,610
Total asset fair value				$1,574,659,870

	Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies	$286,047,219	$—	$—	$286,047,219
Self-directed brokerage accounts	62,442,672	—	—	62,442,672
Ingersoll Rand Company Stock	45,838,132	—	—	45,838,132
Total assets in the fair value hierarchy	$394,328,023	$—	$—	$394,328,023
Investments measured at net asset fair value per share(1)				991,174,189
Total asset fair value				$1,385,502,212
(1)Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in Note 3.